Accounting for the merger of UBS AG and Credit Suisse AG - Assets, liabilities and equity transferred to UBS AG on the merger date (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	May 31, 2024
Swisscard AECS GmbH
Equity
Proportion of ownership interest in joint venture	50.00%
Merger with Credit Suisse AG
Assets
Cash and balances at central banks		$ 114,759
Amounts due from banks		6,861
Receivables from securities financing transactions		28,380
Cash collateral receivables on derivative instruments		10,373
Loans and advances to customers		222,937
Other financial assets measured at amortized cost		10,852
Total financial assets measured at amortized cost		394,162
Financial assets at fair value held for trading		15,504
Derivative financial instruments		31,975
Brokerage receivables		130
Financial assets at fair value not held for trading		36,592
Total financial assets measured at fair value through profit or loss		84,201
Financial assets measured at fair value through other comprehensive income		0
Investments in associates		1,330
Property, equipment and software		2,627
Goodwill and intangible assets		819
Deferred tax assets		224
Other non-financial assets		5,943
Total assets		489,306
Liabilities
Amounts due to banks		20,715
Payables from securities financing transactions		6,077
Cash collateral payables on derivative instruments		6,459
Customer deposits		224,627
Funding from UBS Group AG measured at amortized cost		45,298
Debt issued measured at amortized cost		44,521
Other financial liabilities measured at amortized cost		8,984
Total financial liabilities measured at amortized cost		356,681
Financial liabilities at fair value held for trading		1,870
Total financial liabilities measured at fair value through profit or loss		66,850
Provisions and contingent liabilities		2,817
Other non-financial liabilities		3,381
Derivative financial instruments		33,200
Brokerage payables designated at fair value		339
Debt issued designated at fair value		25,947
Other financial liabilities designated at fair value		5,494
Total liabilities		429,729
Equity
Equity attributable to shareholders		41,432
Equity attributable to non-controlling interests		490
Total equity		41,922
Assets of Credit Suisse AG		7,100
Liabilities of Credit Suisse AG		$ 24,800
Merger with Credit Suisse AG | Swisscard AECS GmbH
Equity
Proportion of ownership interest in joint venture	50.00%